SEGMENT REPORTING (Tables)	12 Months Ended
Dec. 31, 2020
SEGMENT REPORTING
Schedule of Group's operating segment results

	For the years ended December 31,
	2018	2019	2020	2020
	RMB	RMB	RMB	US$
Revenue:
Express delivery	17,751,830	21,853,951	19,434,485	2,978,465
Freight delivery	4,115,606	5,233,542	5,163,882	791,400
Supply chain management	2,101,304	2,198,536	1,912,323	293,076
Global	162,968	336,874	777,657	119,181
Ucargo	2,414,169	3,233,887	2,871,850	440,130
Capital	168,299	205,203	211,021	32,340
Inter-segment*	(1,598,199)	(703,306)	(376,189)	(57,654)
Total revenue	25,115,977	32,358,687	29,995,029	4,596,938
Cost of revenue:
Express delivery	16,959,276	20,824,800	19,487,863	2,986,646
Freight delivery	3,963,172	4,944,124	5,070,567	777,098
Supply chain management	2,000,470	2,059,202	1,846,901	283,050
Global	167,963	371,404	875,734	134,212
Ucargo	2,387,839	3,175,187	2,825,775	433,069
Capital	48,015	52,001	26,225	4,019
Inter-segment*	(1,596,776)	(705,358)	(376,176)	(57,651)
Total cost of revenue	23,929,959	30,721,360	29,756,889	4,560,443
Gross (loss)/profit:
Express delivery	792,554	1,029,151	(53,378)	(8,181)
Freight delivery	152,434	289,418	93,315	14,302
Supply chain management	100,834	139,334	65,422	10,026
Global	(4,995)	(34,530)	(98,077)	(15,031)
Ucargo	26,330	58,700	46,075	7,061
Capital	120,284	153,202	184,796	28,321
Inter-segment*	(1,423)	2,052	(13)	(3)
Total gross profit	1,186,018	1,637,327	238,140	36,495
Net (loss)/profit:
Express	377,684	461,490	(755,305)	(115,756)
Freight	(13,536)	18,684	(199,826)	(30,625)
Supply Chain	(44,348)	(122,312)	(175,072)	(26,831)
Global	(74,812)	(167,600)	(251,511)	(38,546)
Ucargo	(12,292)	(22,056)	(116,782)	(17,898)
Capital	110,064	125,966	93,981	14,403
Unallocated**	(450,006)	(121,470)	(278,553)	(42,692)
Total net loss from continuing operations	(107,246)	172,702	(1,683,068)	(257,945)

(*)   The inter-segment eliminations mainly consist of (i) express delivery services provided by the Express delivery services segment to the Supply chain management services segment; and (ii) services provided by Ucargo to the Express delivery services, Freight delivery services and Supply chain management services segment, for the years ended December 31, 2018, 2019 and 2020, respectively.

(**)  Unallocated expenses are primarily related to the corporate general administrative expenses and other miscellaneous items that are not allocated to individual reportable segments.